Schedule of cost of inventories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Cost of goods sold	$ 5,804,895	$ 7,745,274
Loss on (reversal of loss on) inventory valuation	712	(4,549)
Cost of inventories	$ 5,805,607	$ 7,740,725